CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)
Net sales	$ 48,209	¥ 335,620	¥ 333,522	¥ 290,706
Cost of sales	36,199	252,010	278,834	263,606
Gross profit	12,010	83,610	54,688	27,100
Operating expenses:
Selling expenses	1,971	13,721	13,363	14,520
Administrative expenses	6,722	46,794	52,593	46,514
Loss on impairment of assets	0	0	0	0
Total operating expenses	8,693	60,515	65,956	61,034
Operating income (loss)	3,317	23,095	(11,268)	(33,934)
Other income (expense):
- Interest income	159	1,106	1,225	725
- Interest expense	(1,277)	(8,892)	(9,766)	(9,453)
- Others income (expense), net	(233)	(1,621)	1,255	(2,533)
Total other income (expense)	(1,351)	(9,407)	(7,286)	(11,261)
Income (loss) before provision for income taxes	1,966	13,688	(18,554)	(45,195)
Income tax (expense) benefit	(334)	(2,325)	(3,618)	(808)
Net income (loss)	1,632	11,363	(22,172)	(46,003)
Net income (loss) attributable to noncontrolling interests	0	0	0	0
Net income (loss) attributable to the Company	1,632	11,363	(22,172)	(46,003)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	0	0	0	0
- Foreign currency translation adjustments attributable to the Company	0	0	(2,026)	1,821
Comprehensive income (loss) attributable to non-controlling interest	0	0	0	0
Comprehensive income (loss) attribute to the Company	$ 1,632	¥ 11,363	¥ (24,198)	¥ (44,182)
Net earnings (loss) per share, Basic and diluted | (per share)	$ 0.50	¥ 3.48	¥ (6.79)	¥ (14.09)
Weighted average number ordinary shares, Basic and diluted	3,265,837	3,265,837	3,265,837	3,265,837